JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	79	5,031

Airlines — 0.2%
Southwest Airlines Co.	89	3,154

Auto Components — 0.3%
BorgWarner, Inc.	186	4,539

Automobiles — 0.6%
Tesla, Inc. *	10	5,240
Thor Industries, Inc. (a)	70	2,965

		8,205

Banks — 4.1%
Citizens Financial Group, Inc.	284	5,339
East West Bancorp, Inc.	61	1,582
Fifth Third Bancorp	497	7,376
First Republic Bank	149	12,229
Huntington Bancshares, Inc.	558	4,578
M&T Bank Corp.	98	10,087
Regions Financial Corp.	478	4,288
TCF Financial Corp.	170	3,858
Truist Financial Corp.	94	2,886
Zions Bancorp NA	124	3,316

		55,539

Beverages — 0.8%
Constellation Brands, Inc., Class A	45	6,470
Keurig Dr Pepper, Inc. (a)	156	3,784

		10,254

Biotechnology — 2.0%
Agios Pharmaceuticals, Inc. * (a)	69	2,453
Alnylam Pharmaceuticals, Inc. *	48	5,206
BioMarin Pharmaceutical, Inc. *	27	2,303
Exact Sciences Corp. *	104	6,025
Exelixis, Inc. *	260	4,472
Intercept Pharmaceuticals, Inc. * (a)	30	1,861
Neurocrine Biosciences, Inc. *	37	3,228
Sage Therapeutics, Inc. *	39	1,113

		26,661

Building Products — 1.6%
Fortune Brands Home & Security, Inc. (a)	249	10,779
Trane Technologies plc	125	10,300

		21,079

Capital Markets — 5.1%
Ameriprise Financial, Inc.	85	8,736
Charles Schwab Corp. (The)	125	4,206
MarketAxess Holdings, Inc.	19	6,319
MSCI, Inc.	25	7,329
Nasdaq, Inc.	57	5,407
Northern Trust Corp. (a)	103	7,764
Raymond James Financial, Inc.	128	8,099
S&P Global, Inc.	19	4,762
T. Rowe Price Group, Inc.	132	12,936
TD Ameritrade Holding Corp.	87	3,032

		68,590

Chemicals — 0.6%
Sherwin-Williams Co. (The)	18	8,323

Commercial Services & Supplies — 1.2%
Copart, Inc. *	110	7,571
Waste Connections, Inc.	109	8,425

		15,996

Communications Equipment — 0.6%
Arista Networks, Inc. *	31	6,249
CommScope Holding Co., Inc. *	249	2,269

		8,518

Construction Materials — 1.3%
Martin Marietta Materials, Inc.	39	7,429
Vulcan Materials Co.	90	9,761

		17,190

Containers & Packaging — 3.1%
Avery Dennison Corp.	72	7,319
Ball Corp.	292	18,857
Packaging Corp. of America	37	3,226
Silgan Holdings, Inc.	248	7,206
Westrock Co.	193	5,441

		42,049

Distributors — 0.3%
Genuine Parts Co.	63	4,275

Electric Utilities — 2.3%
Edison International	160	8,755
Entergy Corp.	90	8,452
Xcel Energy, Inc.	229	13,806

		31,013

Electrical Equipment — 2.6%
Acuity Brands, Inc.	75	6,436
AMETEK, Inc.	232	16,735
Generac Holdings, Inc. *	75	6,986
Hubbell, Inc.	45	5,163

		35,320

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	205	14,939
Arrow Electronics, Inc. *	71	3,673
CDW Corp.	72	6,686
Keysight Technologies, Inc. *	171	14,313
SYNNEX Corp.	75	5,466
Zebra Technologies Corp., Class A *	47	8,672

		53,749

Entertainment — 1.4%
Spotify Technology SA *	69	8,432
Take-Two Interactive Software, Inc. *	82	9,712

		18,144

Equity Real Estate Investment Trusts (REITs) — 5.7%
American Campus Communities, Inc.	121	3,367
American Homes 4 Rent, Class A	229	5,320
AvalonBay Communities, Inc. (a)	66	9,710
Boston Properties, Inc. (a)	98	9,021
Brixmor Property Group, Inc.	383	3,638
Essex Property Trust, Inc.	27	6,043
Federal Realty Investment Trust	77	5,724

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JBG SMITH Properties (a)	108	3,426
Kimco Realty Corp.	359	3,470
Outfront Media, Inc.	260	3,509
Rayonier, Inc.	250	5,888
Regency Centers Corp. (a)	85	3,253
Ventas, Inc.	78	2,100
Vornado Realty Trust (a)	163	5,888
Weyerhaeuser Co.	251	4,253
WP Carey, Inc.	43	2,524

		77,134

Food & Staples Retailing — 0.7%
Kroger Co. (The)	237	7,133
US Foods Holding Corp. *	96	1,697

		8,830

Food Products — 0.5%
Post Holdings, Inc. *	84	6,958

Gas Utilities — 0.5%
National Fuel Gas Co.	184	6,863

Health Care Equipment & Supplies — 2.8%
DexCom, Inc. *	45	12,133
Insulet Corp. *	38	6,367
ResMed, Inc.	63	9,226
Zimmer Biomet Holdings, Inc.	96	9,722

		37,448

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc. * (a)	107	1,956
AmerisourceBergen Corp.	106	9,405
Centene Corp. *	278	16,504
Cigna Corp.	43	7,619
Henry Schein, Inc. *	112	5,658
Humana, Inc.	15	4,716
Laboratory Corp. of America Holdings *	67	8,434
Universal Health Services, Inc., Class B	79	7,847

		62,139

Health Care Technology — 1.2%
Teladoc Health, Inc. *	58	8,920
Veeva Systems, Inc., Class A *	46	7,157

		16,077

Hotels, Restaurants & Leisure — 1.1%
Chipotle Mexican Grill, Inc. *	9	6,147
Hilton Worldwide Holdings, Inc.	84	5,737
Las Vegas Sands Corp.	59	2,497

		14,381

Household Durables — 1.8%
Garmin Ltd.	85	6,380
Helen of Troy Ltd. * (a)	9	1,325
Mohawk Industries, Inc. *	74	5,612
Newell Brands, Inc.	458	6,079
NVR, Inc. *	2	4,776

		24,172

Household Products — 0.3%
Energizer Holdings, Inc. (a)	153	4,615

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	102	12,816

Insurance — 4.2%
Alleghany Corp.	10	5,448
Hartford Financial Services Group, Inc. (The)	224	7,879
Lincoln National Corp.	104	2,745
Loews Corp.	372	12,958
Marsh & McLennan Cos., Inc.	75	6,512
Principal Financial Group, Inc.	44	1,379
Progressive Corp. (The)	207	15,313
WR Berkley Corp.	91	4,769

		57,003

Internet & Direct Marketing Retail — 0.3%
Expedia Group, Inc.	61	3,430

IT Services — 5.8%
Booz Allen Hamilton Holding Corp.	176	12,105
Fidelity National Information Services, Inc.	25	3,022
Fiserv, Inc. *	182	17,331
FleetCor Technologies, Inc. *	26	4,775
Global Payments, Inc.	134	19,356
Jack Henry & Associates, Inc. (a)	38	5,954
MongoDB, Inc. * (a)	30	4,110
Okta, Inc. *	47	5,724
Shopify, Inc., Class A (Canada) *	7	2,787
Square, Inc., Class A *	54	2,823

		77,987

Life Sciences Tools & Services — 0.6%
Illumina, Inc. *	13	3,440
Mettler-Toledo International, Inc. *	8	5,179

		8,619

Machinery — 3.7%
IDEX Corp.	56	7,732
Ingersoll Rand, Inc. * (a)	171	4,241
ITT, Inc.	148	6,697
Lincoln Electric Holdings, Inc.	97	6,695
Middleby Corp. (The) * (a)	97	5,515
Nordson Corp.	49	6,557
Snap-on, Inc. (a)	63	6,903
Stanley Black & Decker, Inc.	52	5,224

		49,564

Media — 2.2%
Discovery, Inc., Class C *	339	5,949
DISH Network Corp., Class A *	145	2,895
Liberty Broadband Corp., Class C * (a)	58	6,382
Liberty Media Corp.-Liberty SiriusXM, Class C *	263	8,322
New York Times Co. (The), Class A (a)	181	5,569

		29,117

Multiline Retail — 1.0%
Dollar General Corp.	65	9,888
Kohl’s Corp.	134	1,956
Nordstrom, Inc. (a)	109	1,677

		13,521

Multi-Utilities — 2.8%
CMS Energy Corp.	232	13,603

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sempra Energy	101	11,366
WEC Energy Group, Inc.	150	13,205

		38,174

Oil, Gas & Consumable Fuels — 2.3%
Cabot Oil & Gas Corp.	524	9,002
Diamondback Energy, Inc. (a)	250	6,547
EQT Corp. (a)	470	3,325
Equitrans Midstream Corp. (a)	357	1,797
Williams Cos., Inc. (The)	759	10,741

		31,412

Personal Products — 0.1%
Coty, Inc., Class A	276	1,423

Pharmaceuticals — 1.2%
Catalent, Inc. *	110	5,702
Elanco Animal Health, Inc. * (a)	139	3,115
Horizon Therapeutics plc * (a)	71	2,112
Jazz Pharmaceuticals plc *	58	5,754

		16,683

Professional Services — 1.9%
CoStar Group, Inc. *	11	6,633
Equifax, Inc.	27	3,178
FTI Consulting, Inc. *	58	6,929
IHS Markit Ltd.	142	8,523

		25,263

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A *	351	13,255
Cushman & Wakefield plc *	195	2,283

		15,538

Road & Rail — 0.8%
Lyft, Inc., Class A *	123	3,303
Old Dominion Freight Line, Inc.	53	6,971

		10,274

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. *	466	21,174
Analog Devices, Inc.	49	4,400
Enphase Energy, Inc. * (a)	121	3,891
Entegris, Inc.	116	5,189
KLA Corp.	43	6,215
Lam Research Corp.	57	13,764
Microchip Technology, Inc.	53	3,608
Xilinx, Inc.	94	7,327

		65,568

Software — 5.7%
Anaplan, Inc. *	99	2,999
Cadence Design Systems, Inc. *	101	6,696
Crowdstrike Holdings, Inc., Class A *	82	4,539
Fair Isaac Corp. *	8	2,557
Intuit, Inc.	22	5,043
Medallia, Inc. * (a)	133	2,661
RingCentral, Inc., Class A * (a)	37	7,945
ServiceNow, Inc. *	15	4,264
Slack Technologies, Inc., Class A *	66	1,780
Splunk, Inc. *	68	8,548
Synopsys, Inc. *	137	17,589
Trade Desk, Inc. (The), Class A * (a)	38	7,372
Zscaler, Inc. * (a)	72	4,391

		76,384

Specialty Retail — 4.4%
AutoZone, Inc. *	13	11,022
Best Buy Co., Inc.	130	7,398
Burlington Stores, Inc. *	35	5,587
Gap, Inc. (The)	404	2,845
National Vision Holdings, Inc. *	165	3,203
O’Reilly Automotive, Inc. *	49	14,841
Ross Stores, Inc.	85	7,429
Tractor Supply Co.	89	7,499

		59,824

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	36	2,341
Lululemon Athletica, Inc. *	45	8,573
PVH Corp.	78	2,919
Ralph Lauren Corp.	82	5,514

		19,347

TOTAL COMMON STOCKS (Cost $1,091,044)		1,308,193

SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $35,102)	35,123	35,126

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	13,006	13,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	11,405	11,405

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $24,406)		24,409

TOTAL SHORT-TERM INVESTMENTS (Cost $59,508)		59,535

Total Investments — 101.6% (Cost $1,150,552)		1,367,728
Liabilities in Excess of Other Assets — (1.6)%		(21,123)

Net Assets — 100.0%		1,346,605

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $23,223,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,367,728	$—	$—	$1,367,728

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$97,782	$597,395	$660,050	$(15)	$14	$35,126	35,123	$1,031	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	69,023	166,000	221,999	(18)	(2)	13,004	13,006	457	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	15,260	211,955	215,810	—	—	11,405	11,405	138	—

Total	$182,065	$975,350	$1,097,859	$(33)	$12	$59,535		$1,626	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.